Bank Premises, Furniture, Fixtures and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Bank Premises, Furniture, Fixtures and Equipment

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2016 and December 31, 2015:

	2016	2015
Land and buildings	$25,022,259	$24,206,122
Furniture, fixtures and equipment	15,632,170	15,459,401

	40,654,429	39,665,523

Less accumulated depreciation	21,990,345	21,009,832

Total	$18,664,084	$18,655,691